GOODWILL AND OTHER INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

The following schedule summarizes goodwill and other intangible assets (in thousands):

	December 31, 2012
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$195,966	$—	$195,966
Amortizable intangibles:
Customer contracts	3-5 years	119,450	(43,079)	76,371
Trademark	3 years	14,300	(929)	13,371
Developed technology	5 years	1,000	(133)	867
Noncompete agreements	2-3 years	560	(160)	400

	4 years	135,310	(44,301)	91,009

Total		$331,276	$(44,301)	$286,975

	December 31, 2013
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$288,857	$—	$288,857
Amortizable intangibles:
Customer contracts	3-5 years	209,850	(88,579)	121,271
Trademark	3 years	16,900	(6,128)	10,772
Developed technology	5 years	1,000	(333)	667
Noncompete agreements	2-3 years	1,940	(630)	1,310

	4 years	229,690	(95,670)	134,020

Total		$518,547	$(95,670)	$422,877

	June 30, 2014
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	—	$288,857	$—	$288,857
Amortizable intangibles:
Customer contracts	3-5 years	209,850	(112,155)	97,695
Trademark	3 years	16,900	(8,945)	7,955
Developed technology	5 years	1,000	(433)	567
Noncompete agreements	2-3 years	1,940	(953)	987

	4 years	229,690	(122,486)	107,204

Total		$518,547	$(122,486)	$396,061

Amortization expense related to amortizable intangibles in future periods as of June 30, 2014 is expected to be as follows (in thousands):

Period ending December 31:
2014	$25,487
2015	38,905
2016	18,375
2017	16,617
2018 and thereafter	7,820

Total	$107,204